Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 4,053	$ 2,436	$ 2,938
Gross value before offsetting - liabilities	(4,751)	(2,243)	(2,590)
Amounts offset - assets	(1,322)	(449)	(513)
Amounts offset - liabilities	1,322	449	513
Net balance sheet value presented - assets	2,731	1,987	2,425
Net balance sheet value presented - liabilities	(3,429)	(1,794)	(2,077)
Other amounts not offset - collateral pledged	327
Other amounts not offset - collateral received		(23)	(317)
Net carrying amount after other amounts not offset	(371)	170	31
Fair value	(698)	193	348
Fair value after other amounts not offset	(371)	170	31
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,414	637	981
Gross value before offsetting - liabilities	(1,697)	(860)	(851)
Amounts offset - assets	(884)	(321)	(423)
Amounts offset - liabilities	884	321	423
Net balance sheet value presented - assets	530	316	558
Net balance sheet value presented - liabilities	(813)	(539)	(428)
Other amounts not offset - collateral pledged		63
Other amounts not offset - collateral received	(118)		(220)
Net carrying amount after other amounts not offset	(401)	(160)	(90)
Fair value	(283)	(223)	130	$ 1,157
Fair value after other amounts not offset	$ (401)	(160)	(90)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 389	244	464
Gross value before offsetting - liabilities	(272)	(333)	(266)
Amounts offset - assets	(140)	(102)	(140)
Amounts offset - liabilities	140	102	140
Net balance sheet value presented - assets	249	142	324
Net balance sheet value presented - liabilities	(132)	(231)	(126)
Net carrying amount	117	(89)	198
Fair value	117	(89)	198
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	243	109	172
Gross value before offsetting - liabilities	(373)	(113)	(214)
Amounts offset - assets	(59)	(12)	(8)
Amounts offset - liabilities	59	12	8
Net balance sheet value presented - assets	184	97	164
Net balance sheet value presented - liabilities	(314)	(101)	(206)
Net carrying amount	(130)	(4)	(42)
Fair value	(130)	(4)	(42)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	243	82	194
Gross value before offsetting - liabilities	(363)	(163)	(207)
Amounts offset - assets	(156)	(52)	(125)
Amounts offset - liabilities	156	52	125
Net balance sheet value presented - assets	87	30	69
Net balance sheet value presented - liabilities	(207)	(111)	(82)
Net carrying amount	(120)	(81)	(13)
Fair value	(120)	(81)	(13)
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	10
Net balance sheet value presented - assets	10
Net carrying amount	10
Fair value	10
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	529	202	151
Gross value before offsetting - liabilities	(689)	(251)	(164)
Amounts offset - assets	(529)	(155)	(150)
Amounts offset - liabilities	529	155	150
Net balance sheet value presented - assets		47	1
Net balance sheet value presented - liabilities	(160)	(96)	(14)
Net carrying amount	(160)	(49)	(13)
Fair value	(160)	(49)	(13)
Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	2,639	1,799	1,957
Gross value before offsetting - liabilities	(3,054)	(1,383)	(1,739)
Amounts offset - assets	(438)	(128)	(90)
Amounts offset - liabilities	438	128	90
Net balance sheet value presented - assets	2,201	1,671	1,867
Net balance sheet value presented - liabilities	(2,616)	(1,255)	(1,649)
Other amounts not offset - collateral pledged	445
Other amounts not offset - collateral received		(86)	(97)
Net carrying amount after other amounts not offset	30	330	121
Fair value	(415)	416	218	$ 613
Fair value after other amounts not offset	$ 30	330	121
Maximum maturity of most derivatives	3 years
Gas, Renewables & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 18	76	63
Gross value before offsetting - liabilities	(624)	(7)	(39)
Amounts offset - assets	(6)	(3)	(3)
Amounts offset - liabilities	6	3	3
Net balance sheet value presented - assets	12	73	60
Net balance sheet value presented - liabilities	(618)	(4)	(36)
Net carrying amount	(606)	69	24
Fair value	(606)	69	24
Gas, Renewables & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	2,492	1,717	1,879
Gross value before offsetting - liabilities	(2,285)	(1,345)	(1,672)
Amounts offset - assets	(316)	(92)	(61)
Amounts offset - liabilities	316	92	61
Net balance sheet value presented - assets	2,176	1,625	1,818
Net balance sheet value presented - liabilities	(1,969)	(1,253)	(1,611)
Net carrying amount	207	372	207
Fair value	207	372	207
Gas, Renewables & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	3	6	15
Gross value before offsetting - liabilities	(20)	(30)	(28)
Amounts offset - assets	(18)	(33)	(26)
Amounts offset - liabilities	18	33	26
Net balance sheet value presented - assets	(15)	(27)	(11)
Net balance sheet value presented - liabilities	(2)	3	(2)
Net carrying amount	(17)	(24)	(13)
Fair value	(17)	(24)	$ (13)
Gas, Renewables & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	126
Gross value before offsetting - liabilities	(125)	(1)
Amounts offset - assets	(98)
Amounts offset - liabilities	98
Net balance sheet value presented - assets	28
Net balance sheet value presented - liabilities	(27)	(1)
Net carrying amount	1	(1)
Fair value	$ 1	$ (1)